TAXATION (Details Narrative)	6 Months Ended	36 Months Ended
	Jun. 30, 2026	Dec. 31, 2026	Dec. 31, 2023
TAIWAN
Income tax percentage	20.00%
CHINA
Income tax percentage	25.00%
Income tax rate	15.00%		15.00%
CHINA | Forecast [Member]
Income tax rate		15.00%